INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of deferred income tax balances, unused tax losses, and other deductible temporary differences
In addition, the Company has not recognized the following tax attributes with the expiry date, if applicable:

(US $ millions)
United States – State tax loss (2021–2037)(1)	$303
United States – State tax credits (2019–2026)	60
(1) Aggregate loss from the states where Norbord's mills are located, excluding Texas.
The source of deferred income tax balances is as follows:

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Property, plant and equipment, differences in basis	$(200)	$(248)
Benefit of tax loss carryforwards	38	87
Other temporary differences in basis	15	8
Net deferred income tax liabilities	$(147)	$(153)

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Deferred income tax assets	$4	$4
Deferred income tax liabilities	(151)	(157)
Net deferred income tax liabilities	$(147)	$(153)
As at December 31, 2017, the Company had the following approximate unused tax losses available to carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States	US $149	2037
Canada – capital loss	C $126	Indefinite
Canada – non-capital loss	C $22	2037
Belgium	€32	Indefinite
United Kingdom	£1	Indefinite

Disclosure of major components of tax expense (income)
Income tax expense recognized in the statement of earnings comprises the following:

(US $ millions)	2017	2016
Current income tax expense	$90	$4
Deferred income tax (recovery) expense	(9)	57
Income tax expense	$81	$61

As a result of the US Tax Reform bill enacted in December 2017, the Company recognized a net income tax recovery of $35 million due to the impact of the US federal tax rate reduction from 35% to 21% on the remeasurement of deferred tax assets and liabilities. The income tax expense is calculated as follows:

(US $ millions)	2017	2016
Earnings before income tax	$517	$244
Income tax expense at combined Canadian federal and provincial statutory rate of 27% (2016 – 27%)	140	66
Effect of:
Change in tax rates and new legislation	(35)	—
Rate differences on foreign activities	(12)	(7)
Recognition of the benefit of prior years’ tax losses and other deferred tax assets	(14)	(2)
Non-recognition of deferred tax assets relating to foreign exchange gain	1	2
Current income tax expense not previously recognized	—	2
Other	1	—
Income tax expense	$81	$61
Income tax (expense) recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2017	2016
Actuarial (loss) gain on post-employment obligation	$(3)	$5
Tax	—	—
Net of tax	$(3)	$5
Foreign currency translation gain (loss) on foreign operations	$31	$(44)
Tax	(2)	7
Net of tax	$29	$(37)